SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Product development	$ 112,346	$ 139,981	$ 195,104
Accrued salaries, wages, and bonuses	8,736	8,889	1,175,963
Professional fees	114,068	584,810	83,255
Accrued restructuring costs (see Note 9)		301,645
Accrued franchise taxes		22,318
Patent costs	18,000	18,000	251,333
Total accrued expenses	$ 253,150	$ 1,075,643	$ 1,705,655